COMMITMENTS AND CONTINGENT LIABILITIES (Vehicle Lease and Maintenance Agreements) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 814,000
2016	814,000
2017	762,000
Vehicle lease and maintenance agreements [Member] | Vehicles [Member]
Operating Leased Assets [Line Items]
Lessee Leasing Arrangements, Operating Leases, Term of Contract	3 years
Monthly lease fees	35,000
2015	414,000
2016	110,000
2017	$ 12,000